Stock-Based Compensation - Schedule of Activity for All Restricted Stock Units Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units [Member]
Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	64,437	149,723	231,413
Weighted- average grant date fair value Unvested, Beginning balance	$ 324.73	$ 341.02	$ 348.4
Shares Granted	4,500	3,500	4,000
Weighted- average grant date fair value Granted	$ 8.67	$ 17.63	$ 24.59
Shares Vested	(59,430)	(70,345)	(77,441)
Weighted- average grant date fair value Vested	$ 347.87	$ 351.28	$ 350.51
Shares Cancelled	(2,379)	(18,441)	(8,249)
Weighted- average grant date fair value Cancelled	$ 141.87	$ 297.44	$ 305.6
Shares Unvested, Ending balance	7,128	64,437	149,723
Weighted- average grant date fair value Unvested, Ending balance	$ 27.49	$ 324.73	$ 341.02
Performance Share Based Restricted Stock Units [Member]
Schedule of Activity for All Restricted Stock Units Granted [Line Items]
Shares Unvested, Beginning balance	69,322	69,322	69,322
Weighted- average grant date fair value Unvested, Beginning balance	$ 18.2	$ 23.4	$ 77.6
Shares Granted	69,323	69,322	69,322
Weighted- average grant date fair value Granted	$ 15.7	$ 18.2	$ 23.4
Shares Vested	(69,322)	(59,419)	(69,322)
Weighted- average grant date fair value Vested	$ 18.2	$ 23.4	$ 77.6
Shares Cancelled		(9,903)
Weighted- average grant date fair value Cancelled		$ 23.4
Shares Unvested, Ending balance	69,323	69,322	69,322
Weighted- average grant date fair value Unvested, Ending balance	$ 15.7	$ 18.2	$ 23.4